Note 9 - Preferred Shares (Details Textual) - USD ($)				3 Months Ended	6 Months Ended
	Dec. 16, 2021	Jan. 29, 2021	Jun. 19, 2019	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Payments for Repurchase of Redeemable Preferred Stock					$ (0)	$ 3,000,000
Preferred Deemed Dividend					$ (0)	$ 120,000
Series B Preferred Stock [Member]
Payments for Repurchase of Redeemable Preferred Stock	$ 13,606,000	$ 3,000,000.0
Preferred Stock, Dividend Rate, Percentage		14.00%	8.00%
Preferred Deemed Dividend		$ 120,000
Dividends, Preferred Stock, Cash				$ 570,925